Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Blended Mid Cap Managed Volatility Fund

Supplement Dated October 24, 2018

to the Prospectus Dated May 1, 2018

This Supplement updates certain information in the Prospectus for the LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the Prospectus for the Fund are effective October 31, 2018.

I.
At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust on September 13-14, 2018, the Board approved the termination of Ivy Investment Management Company as one of the sub-advisers to the Fund, and the appointment of Massachusetts Financial Services Company as a new subadviser to the Fund.

II.	All references to, and information regarding, Ivy Investment Management Company in the Prospectus are deleted in their entirety.

III.	The following information replaces paragraphs 2, 3 and 5 under Principal Investment Strategies on page 2:

Lincoln Investment Advisors Corporation (“adviser”) serves as the investment adviser to the Fund. The adviser has selected Massachusetts Financial Services Company (“MFS”) and T. Rowe Price Associates (“T. Rowe Price”) to serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the adviser allocates to such sub-adviser. The adviser may change the allocation at any time, in its sole discretion, and the percentage of each sub-adviser’s share of the Fund’s assets may change over time.

MFS focuses on investing its portion of the Fund’s assets in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). MFS normally invests its portion of the Fund’s assets across different industries and sectors, but MFS may invest a significant percentage of its portion of the Fund’s assets in issuers in a single industry or sector. MFS uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

The adviser intends to allocate approximately 50% of the portion of the Fund’s assets not subject to the overlay to MFS and approximately 50% of the portion of the Fund’s assets not subject to the overlay to T. Rowe Price. Such allocations are subject to change at the discretion of the adviser.

IV.	The following information is added under the Principal Risks section beginning on page 3:

●
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.

LVIP Blended Mid Cap Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Blended Mid Cap Managed Volatility Fund

Supplement Dated October 24, 2018

to the Prospectus Dated May 1, 2018

This Supplement updates certain information in the Prospectus for the LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the Prospectus for the Fund are effective October 31, 2018.

I.
At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust on September 13-14, 2018, the Board approved the termination of Ivy Investment Management Company as one of the sub-advisers to the Fund, and the appointment of Massachusetts Financial Services Company as a new subadviser to the Fund.

II.	All references to, and information regarding, Ivy Investment Management Company in the Prospectus are deleted in their entirety.

III.	The following information replaces paragraphs 2, 3 and 5 under Principal Investment Strategies on page 2:

Lincoln Investment Advisors Corporation (“adviser”) serves as the investment adviser to the Fund. The adviser has selected Massachusetts Financial Services Company (“MFS”) and T. Rowe Price Associates (“T. Rowe Price”) to serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the adviser allocates to such sub-adviser. The adviser may change the allocation at any time, in its sole discretion, and the percentage of each sub-adviser’s share of the Fund’s assets may change over time.

MFS focuses on investing its portion of the Fund’s assets in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). MFS normally invests its portion of the Fund’s assets across different industries and sectors, but MFS may invest a significant percentage of its portion of the Fund’s assets in issuers in a single industry or sector. MFS uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

The adviser intends to allocate approximately 50% of the portion of the Fund’s assets not subject to the overlay to MFS and approximately 50% of the portion of the Fund’s assets not subject to the overlay to T. Rowe Price. Such allocations are subject to change at the discretion of the adviser.

IV.	The following information is added under the Principal Risks section beginning on page 3:

●
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.